Note 44 - Administration Costs - Number Of Emplyees At The Period End Professional Category And Gender (Details) - Employee	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Male | Management Team
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	1,244	1,331	1,493
Male | Other Line Personel
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	38,670	38,514	38,204
Male | Clerical Staff
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	20,639	22,066	23,854
Male | Total [Member]
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	60,553	61,911	63,551
Female | Management Team
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	342	350	365
Female | Other Line Personel
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	39,191	39,213	38,868
Female | Clerical Staff
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	31,770	33,318	35,184
Female | Total [Member]
Disclosure Number Of Employees At The Period End Profesional Category And Gender
Number Of Employees	71,303	72,881	74,417